4. Disposition of SPI China (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Information related to disposal group

The assets and liabilities of SPI China are included in the captions “Current assets of discontinued operations”, “Noncurrent assets of discontinued operations”, “Current liabilities of discontinued operations” and “Noncurrent liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2017 and consist of the following:

December 31, 2017
Assets of Discontinued Operations
Cash and cash equivalents	$339
Restricted cash	1,017
Accounts receivable, net	33,365
Prepaid expenses and other current assets, net	13,778
Finance lease receivable, net	3,816
Other current assets	118
Total current assets	52,433
Other receivable, noncurrent	5,008
Property, plant and equipment, net	37,936
Project assets, noncurrent	11,680
Deferred tax assets, net	299
Finance lease receivable, noncurrent	5,959
Total noncurrent assets	60,882
Total assets	$113,315

Liabilities of Discontinued Operations
Accounts payable	$39,401
Accounts payable, related parties	4,700
Accrued liabilities	12,950
Income taxes payable	2,833
Short-term borrowings and current portion of long-term borrowings	103,248
Financing and capital lease obligations, current	26,399
Other current liabilities	23,785
Total current liabilities	213,316
Long-term borrowings, excluding current portion	2,378
Other noncurrent liabilities	755
Total noncurrent liabilities	3,133
Total liabilities	$216,449

The following are revenues and income from discontinued operations:

	For the years ended December 31,
	2018	2017	2016
Net sales	$4,681	$5,945	$25,597
Cost of goods sold	2,027	6,235	18,763
Provision for losses on contracts	–	–	18
Gross profit (loss)	2,654	(290)	6,816
General and administrative	2,904	8,391	20,523
Sales, marketing and customer service	887	4,796	25,992
Provision for doubtful accounts, notes and other receivable	195	7,485	23,359
Impairment charges on goodwill and intangible assets	–	205	–
Impairment charges on property, plant and equipment	–	3,755	12,602
Impairment charges on project assets	–	3,354	742
Impairment charges on finance lease receivable	–	23,967	32,028
Total operating expense	3,986	51,953	115,246
Total other income (expense), net	(4,790)	(12,188)	(10,779)
Loss from discontinued operations before income tax	(6,122)	(64,431)	(119,209)
Income tax expense (benefit)	–	14	(270)
Loss from discontinued operations, net of income tax	$(6,122)	$(64,445)	$(118,939)